STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Grant Date	Oct. 01, 2012
Shares granted	2,100,000
Grant price	$ 1.78